CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Total shareholders' equity attributable to DouYu CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Opening balance at Dec. 31, 2022	¥ 23,336	¥ (911,217,013)	¥ 10,670,286,906	¥ (3,520,524,817)	¥ 321,990,770	¥ 6,560,559,182	¥ 965	¥ 6,560,560,147
Opening balance (in shares) at Dec. 31, 2022 | shares	34,538,226
Treasury shares, beginning balance (in shares) at Dec. 31, 2022 | shares		(2,560,561)
Net income (loss)				35,517,634		35,517,634		35,517,634
Foreign currency translation adjustments					93,256,170	93,256,170		93,256,170
NCI derecognized due to cancellation of one subsidiary							¥ (965)	(965)
Ending balance at Dec. 31, 2023	¥ 23,336	¥ (911,217,013)	10,670,286,906	(3,485,007,183)	415,246,940	6,689,332,986		6,689,332,986
Ending balance (in shares) at Dec. 31, 2023 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2023 | shares		(2,560,561)
Net income (loss)				(306,810,286)		(306,810,286)		(306,810,286)
Foreign currency translation adjustments					72,141,058	72,141,058		72,141,058
Repurchase of ordinary shares (Note 12)		¥ (143,109,040)				(143,109,040)		(143,109,040)
Repurchase of ordinary shares (Note 12) (in shares) | shares		(1,798,806)
Dividend to shareholders			(2,101,465,492)			(2,101,465,492)		(2,101,465,492)
Cancellation of shares	¥ (2,976)	¥ 1,054,326,053	(1,054,323,077)
Cancellation of shares (in shares) | shares	(4,359,367)	4,359,367
Ending balance at Dec. 31, 2024	¥ 20,360		7,514,498,337	(3,791,817,469)	487,387,998	4,210,089,226		4,210,089,226
Ending balance (in shares) at Dec. 31, 2024 | shares	30,178,859
Net income (loss)				(29,081,925)		(29,081,925)		(29,081,925)	$ (4,158,660)
Foreign currency translation adjustments					(42,854,121)	(42,854,121)		(42,854,121)	(6,128,058)
Dividend to shareholders			(2,150,781,250)			(2,150,781,250)		(2,150,781,250)
Ending balance at Dec. 31, 2025	¥ 20,360		¥ 5,363,717,087	¥ (3,820,899,394)	¥ 444,533,877	¥ 1,987,371,930		¥ 1,987,371,930	$ 284,190,407
Ending balance (in shares) at Dec. 31, 2025 | shares	30,178,859